INCOME TAX - Valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance
Balance at January 1	$ 14,442	$ 2,766	$ 2,384
Additions to valuation allowance	7,952	11,676	382
Balance at December 31	$ 22,394	$ 14,442	$ 2,766